Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 23	$ 23	$ 23	$ 22
Provision for credit losses
Purchases	1	1	4	5
Changes in risk, parameters and exposures	(3)	(3)	(5)	(6)
Exchange rate and other		1	(1)	1
Balance at end of period	21	22	21	22
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	9	10	8	8
Provision for credit losses
Purchases	1	1	4	5
Changes in risk, parameters and exposures	(2)	(3)	(4)	(5)
Exchange rate and other		1		1
Balance at end of period	8	9	8	9
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	14	13	15	14
Provision for credit losses
Changes in risk, parameters and exposures	(1)		(1)	(1)
Exchange rate and other			(1)
Balance at end of period	$ 13	$ 13	$ 13	$ 13